Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) ₲ in Millions, Q in Millions, Bs. in Millions, $ in Millions, $ in Millions																1 Months Ended											3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 20, 2024 USD ($)	Oct. 16, 2024 USD ($)	Sep. 03, 2024 USD ($)	Aug. 22, 2024 USD ($)	Apr. 25, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jun. 13, 2023 USD ($)	Sep. 12, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 21, 2022 USD ($)	Jan. 19, 2022 USD ($)	Dec. 14, 2021 COP ($)	Mar. 26, 2021 USD ($)	Mar. 01, 2021 USD ($)	Dec. 20, 2019 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) tranche	Oct. 31, 2020 USD ($) bank	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2024 USD ($)	Aug. 31, 2023 USD ($) instument	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 15, 2024 USD ($)	Oct. 15, 2024 PYG (₲)	Sep. 03, 2024 PYG (₲)	Apr. 25, 2024 COP ($)	Feb. 20, 2024 COP ($)	Jun. 13, 2023 GTQ (Q)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PYG (₲)	Dec. 09, 2021 USD ($) loan	Dec. 09, 2021 GTQ (Q) loan	Oct. 25, 2021 USD ($) tranche	Aug. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) instument	Oct. 31, 2020 GTQ (Q) bank	Nov. 30, 2019 BOB (Bs.)	Sep. 30, 2019 PYG (₲)	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018 PYG (₲)	Jun. 30, 2018 BOB (Bs.)
Disclosure of detailed information about borrowings [line items]
Borrowings																													$ 5,815	$ 6,697
Repayments of borrowings, classified as financing activities																													1,366	632	$ 2,127
Settlement of derivative financial instruments																													(9)	26	$ (11)
PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term			5 years
Borrowings face amount			$ 20																													$ 40	₲ 310,000	₲ 150,000				$ 7	₲ 50,000
PYG Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													98	63
USD - Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													185	185
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term																		5 years								7 years
Borrowings face amount																		$ 8	$ 26							$ 10																								Bs. 69.6
Number of instruments | instument																												7
BOB Long-term loans | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term																												1 year
BOB Long-term loans | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term																												5 years
BOB Long-term loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																			2 years 6 months
BOB Long-term loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																			5 years
BOB Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																												$ 53	23	62
GTQ Long-term loans | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													444	640
USD Long-term loans, Costa Rica | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													32	32
CRC Long-term loans, Costa Rica | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													113	110
COP Long-term loans, Colombia | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													306	331
USD Long-term loans, Colombia | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													0	50
GTQ Long-term loans, Guatemala | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													52	0
USD Credit Facility / Senior Unsecured Term Loan Facility | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													71	174
USD Long-term loans, Nicaragua
Disclosure of detailed information about borrowings [line items]
Borrowings face amount								$ 150
USD Long-term loans, Nicaragua | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													0	148
USD Revolving Credit Facility | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Amortized costs																													(3)	(2)
USD DNB Bilateral | Variable rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																													0	100
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings																													1,321	$ 1,891
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term																									7 years
Borrowings face amount																									$ 18																								₲ 115,000
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term																								7 years
Borrowings face amount																								$ 29																								₲ 177,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term																							7 years
Borrowings face amount																							$ 57																								₲ 370,000
Bank Of Nova Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term																				60 months
Borrowings face amount																				$ 110
Number of tranches | tranche																				2
Repayments of borrowings, classified as financing activities																				$ 85
Bank Of Nova Scotia Credit Agreement | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings																				$ 85
Bank Of Nova Scotia Credit Agreement | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings														$ 25
Bank Of Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 75
Borrowings, interest rate																																											5.75%
Bs. Newloan
Disclosure of detailed information about borrowings [line items]
Borrowings term																						4 years
Borrowings face amount																						$ 11																								Bs. 78.0
BOB Long-term Loans, Guaranteed | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings																												$ 20
Repayments of non-current borrowings																	$ 20
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																										$ 125
Number of tranches | tranche																																										2
USD Long-Term Loans, Costa Rica | Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																										$ 33
USD Long-Term Loans, Costa Rica | Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																										$ 92
Bancolombia Loan 2021
Disclosure of detailed information about borrowings [line items]
Borrowings term												7 years
Borrowings face amount												$ 450,000																	$ 102
Banco Colombia Loan February 2024
Disclosure of detailed information about borrowings [line items]
Borrowings term						1 year
Borrowings face amount						$ 21																														$ 85,000
UNE Bond (Tranche A) Issued on April 2024
Disclosure of detailed information about borrowings [line items]
Borrowings term					3 years
Borrowings face amount					$ 40																														$ 160,000
UNE Bond (Tranche A) Issued on April 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					17.00%																														17.00%
Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings term															5 years
Borrowings face amount															$ 300
Repayments of non-current borrowings	$ 50									$ 100			$ 150
Settlement of derivative financial instruments											$ 26
Gains on repayments of non-current borrowings, cash collection	$ 9
Columbia Loan Due 2024 | Currency swap contract
Disclosure of detailed information about borrowings [line items]
Borrowings face amount											$ 25																																	$ 300
2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps | Currency swap contract
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																												$ 100
Number of instruments | instument																																												4
2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps, Individual Value Of Four | Currency swap contract
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																												$ 25
Unsecured Term Loan Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings term								5 years
Borrowings face amount				$ 565				$ 225
Repayments of non-current borrowings		$ 143
Borrowing facilities, maximum borrowing capacity				$ 600
Borrowings, extension term				2 years
Unsecured Term Loan Due 2027 Telemovil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount								$ 75
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term																					5 years
Borrowings face amount																					$ 600
Number of commercial banks in transaction | bank																					11																								11
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																					$ 413																								Q 3,223
Repayments of non-current borrowings																$ 52											$ 100
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																					5 years
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																					7 years
Banco Industrial Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term							7 years
Borrowings face amount							$ 51																														Q 400			$ 123	Q 950
Banco G&T Continental S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																								$ 65	Q 500
Number of loans | loan																																								2	2
Banco De Desarrollo Rural Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term									5 years
Borrowings face amount									$ 150